Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Mar. 16, 2009	Dec. 31, 2012 Sun Bancorp, Inc [Member]	Dec. 31, 2011 Sun Bancorp, Inc [Member]	Dec. 31, 2012 Sun National Bank [Member]	Dec. 31, 2011 Sun National Bank [Member]
Risk-based capital ratios
Total Capital (to Risk-Weighted Assets), Actual Amount			$ 340,111	$ 385,034	$ 322,041	$ 338,240
Total Capital (to Risk-Weighted Assets), Actual Ratio	13.02%		13.72%	15.22%	13.02%	13.39%
Total Capital (to Risk-Weighted Assets) For Capital Adequacy Purposes, Amount			198,340	202,415	197,964	202,120
Total Capital (to Risk-Weighted Assets) For Capital Adequacy Purposes, Ratio			8.00%	8.00%	8.00%	8.00%
Total Capital (to Risk-Weighted Assets) To Be Well Capitalized Under Prompt Corrective Action Provision(1), Amount					247,455	252,650
Total Capital (to Risk-Weighted Assets) To Be Well Capitalized Under Prompt Corrective Action Provision(1), Ratio					10.00%	10.00%
Tier 1 Capital (to Risk-Weighted Assets), Actual Amount	74,100		293,008	353,283	290,922	306,534
Tier 1 Capital (to Risk-Weighted Assets), Actual Ratio	11.76%	25.00%	11.82%	13.96%	11.76%	12.13%
Tier 1 Capital (to Risk-Weighted Assets) For Capital Adequacy Purposes, Amount			99,170	101,208	98,982	101,060
Tier 1 Capital (to Risk-Weighted Assets) For Capital Adequacy Purposes, Ratio			4.00%	4.00%	4.00%	4.00%
Tier 1 Capital (to Risk-Weighted Assets) To Be Well Capitalized Under Prompt Corrective Action Provision(1), Amount					148,473	151,590
Tier 1 Capital (to Risk-Weighted Assets) To Be Well Capitalized Under Prompt Corrective Action Provision(1), Ratio					6.00%	6.00%
Leverage Ratio, Actual Amount			293,008	353,283	290,922	306,534
Leverage Ratio, Actual Ratio	9.24%		9.30%	11.09%	9.24%	9.64%
Leverage Ratio For Capital Adequacy Purposes, Amount			126,080	127,381	125,902	127,240
Leverage Ratio For Capital Adequacy Purposes, Ratio			4.00%	4.00%	4.00%	4.00%
Leverage Ratio To Be Well Capitalized Under Prompt Corrective Action Provision(1), Amount					$ 157,377	$ 159,050
Leverage Ratio To Be Well Capitalized Under Prompt Corrective Action Provision(1), Ratio					5.00%	5.00%